ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2023
ADVANCES TO SUPPLIERS
ADVANCES TO SUPPLIERS

5.         ADVANCES TO SUPPLIERS

	September 30,
	2022	2023
	RMB	RMB
Prepayments for purchasing seed	18,378	67,048
Prepayments for purchasing package	630	163
Deposits for research and development fee	207	107
Others	807	4,299

	20,022	71,617